Premises and Equipment	12 Months Ended
Dec. 31, 2016
Property Plant And Equipment [Abstract]
Premises and Equipment

Note 7 - Premises and Equipment

The major classes of premises and equipment and the total accumulated depreciation at December 31, 2016 and 2015 are listed below:

	2016	2015
	(dollars in thousands)
Land	$3,215	$3,302
Building and improvements	12,882	12,808
Furniture and equipment	9,209	8,901
Total fixed assets	25,306	25,011
Less accumulated depreciation	11,133	10,345
Net fixed assets	$14,173	$14,666